Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Chase Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund’s investment objective is to achieve the growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.09%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Growth Fund invests primarily in common stocks of domestic companies with large market capitalizations (a “large-cap company”).  Chase Investment Counsel Corporation (the “Adviser”) generally considers a large-cap company to be one that has a market capitalization of $5 billion and above.  Large-cap company stocks the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, and have demonstrated consistency of earnings growth over time.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as American Depositary Receipts (“ADRs”).

In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last 5 years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain fundamental and technical characteristics such as earnings/revenue momentum, return on equity, reinvestment rate, debt level, preliminary valuation analysis, relative strength, relative price performance, price volatility, unusual volume patterns, and insider transactions.  The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate and the most attractive buys for the Fund.  The Adviser continuously reviews prices and adjusts its targets in response to changes in stock characteristics, setting buy/sell target prices for each stock. The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Adviser expects that the Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk of investing in the Growth Fund.  The following additional risks could affect the value of your investment:

•
Management Risk – The Growth Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•	Market Risk – The value of stocks and other securities the Growth Fund holds or the overall stock market may decline over short or extended periods.

•
Non-U.S. Security Risk – The Growth Fund may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Defensive Position Risk– If the Growth Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

The Growth Fund is intended for investors who:

•	Have a long-term investment horizon;

•	Want to diversify their investment portfolio by investing in a mutual fund that invests in large-cap companies; and/or

•	Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.chasegrowthfunds.com or by calling the Fund toll-free at 1-888-861-7556.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-861-7556
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.chasegrowthfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class N - Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.34% (quarter ended 3/31/2012) and the lowest return for a calendar quarter was -19.68% (quarter ended 12/31/2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1997
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1997
Class N
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Annual Return 2003	rr_AnnualReturn2003	17.88%
Annual Return 2004	rr_AnnualReturn2004	16.91%
Annual Return 2005	rr_AnnualReturn2005	11.37%
Annual Return 2006	rr_AnnualReturn2006	1.41%
Annual Return 2007	rr_AnnualReturn2007	20.04%
Annual Return 2008	rr_AnnualReturn2008	(33.46%)
Annual Return 2009	rr_AnnualReturn2009	13.25%
Annual Return 2010	rr_AnnualReturn2010	12.98%
Annual Return 2011	rr_AnnualReturn2011	(1.46%)
Annual Return 2012	rr_AnnualReturn2012	13.42%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.42%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.99%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.92%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.63%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1997	[1]
Class N | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.17%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.97%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.19%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.12%	[1]
Class N | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.68%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.85%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[1]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.68%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.74%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.07%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2007	[1]

[1]	Class N incepted on December 2, 1997, and the Institutional Class incepted on January 29, 2007. Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary.